CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Disclosure of restricted cash and cash equivalents [text block]	Thousands of U.S. dollars 2020 2021 Cash at bank and in hand 139,264 93,464 Short-term financial investments 69,730 35,360 Total 208,994 128,824